Business Combinations - Goodwill (Details) - Jul. 06, 2021 - Boyut Enerji ₺ in Thousands, $ in Thousands	USD ($)	TRY (₺)
Disclosure of detailed information about business combination [line items]
Total consideration amount		₺ 95,534
Cash consideration amount	$ 10,972	92,259
Contingent and deferred consideration amount	$ 500	3,275
Net assets acquired		(87,123)
Goodwill (Note 13)		₺ 8,411